Post-Employment Benefits - Reconciliation of the amount recognized in the consolidated statement of financial position (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Net defined liability at January 1	€ 126	€ 8
thereof: experience adjustments	28	64
thereof: adjustments for financial assumptions	16	23
Current service cost	45	19
Interest expense	1	1
Currency effects		3
Net defined liability at December 31	193	126
Employee benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined liability at January 1	304	18
Actuarial adjustments	44	87
thereof: experience adjustments	28	64
thereof: adjustments for financial assumptions	16	23
Current service cost	45	19
Interest expense	1	1
Currency effects	0	8
Employee contributions	25	20
Benefits paid	14	151
Net defined liability at December 31	€ 433	€ 304